Current equity investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about unconsolidated subsidiaries [abstract]
Summary of Current Equity Investments

Current	Investments measured at FVTPL 2023 £m	Investments measured at FVTPL 2022 £m
At 1 January	4,087	–
Additions	–	3,852
Net fair value movements through profit or loss	(17)	233
Disposals and Settlements	(1,863)	–
Exchange adjustments	(3)	2
At 31 December	2,204	4,087